Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
25. BORROWINGS
25.1. Composition of borrowings

	2020	2019
Borrowings
- In foreign currency	6,409,334	8,187,386
- In local currency	31,506	4,350,467

Total	6,440,840	12,537,853

Non-current borrowings	1,869,583	5,566,955
Current borrowings	4,571,257	6,970,898

Total	6,440,840	12,537,853

25.2 Detail of Borrowings

	2020					2019
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency—USD
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Mar-21	217,772	212,987
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Apr-21	255,547	249,933
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	May-21	709,718	694,126
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jun-21	170,582	166,834
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jul-21	42,008	41,085
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Aug-21	891,194	871,613
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Sep-21	141,306	138,169
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Oct-21	290,080	282,306
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Nov-21	372,047	359,803
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Dec-21	262,785	252,915
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jan-22	75,180	—
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Feb-22	39,362	—
Industrial and Commercial Bank of China	(2)	Loma Negra C.I.A.S.A.	6-Month Libor + 7.375%	Jan-22	600,115	—
Industrial and Commercial Bank of China	(2)	Loma Negra C.I.A.S.A.	6-Month Libor + 7.375%	Jan-22	543,884	—
Industrial and Commercial Bank of China (Dubai)	(3)	Loma Negra C.I.A.S.A.	3-Month Libor + 5%	Nov-23	656,390	2,141,700
Industrial and Commercial Bank of China (Dubai)	(4)	Loma Negra C.I.A.S.A.	—	—	—	817,340
Banco Patagonia	(5)	Loma Negra C.I.A.S.A.	—	—	—	124,381
HSBC Bank	(9)	Ferrosur Roca S.A.	—	—	—	826,455

	2020					2019
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - EUR
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	Apr-21	139,540	123,207
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	May-21	33,290	29,394
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	Jun-21	176,877	156,164
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	Jul-21	448,896	396,353
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	Aug-21	39,690	35,045
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	Sep-21	1,886	1,665
Banco Itaú S.A.	(6)	Loma Negra C.I.A.S.A.	4%	Oct-21	301,185	265,911

Total borrowings in foreign currency					6,409,334	8,187,386

	2020					2019
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in local currency
Banco Macro	(7)	Loma Negra C.I.A.S.A.	—	—	—	1,371,826
Bank overdrafts	(10)	Ferrosur Roca S.A.	34%	Jan-21	13,836	2,434,227
Bank overdrafts	(8)	Loma Negra C.I.A.S.A.	34%	Jan-21	17,670	544,414

Total borrowings in local currency					31,506	4,350,467

Total					6,440,840	12,537,853

Industrial and Commercial Bank of China
Industrial and Commercial Bank of China

(1)
In the course of 2019, Loma Negra entered into a loan agreement USD 40,919,350 with Industrial and Commercial Bank of China Argentina S.A., with partial disbursements subject to the maturity dates of letters of credit, with a term of 2 years at a
6-month
LIBOR + 4.25% with interest falling due on a half-yearly basis. As of December 31, 2019, the amount pending payment under this loan was 3,269,772. During this fiscal year Loma Negra received the last two disbursements of the loan agreement payable upon maturity in January an
d
 February 2022, respectively. As of December 31, 2020, the amount pending payment under this loan was 4,611,580.

(2)
During this fiscal year Loma Negra entered into a new loan agreement with Industrial and Commercial Bank of China for USD 13,127,766, payable upon maturity in January 2022. The loan accrues interest at the corrected Libor rate plus 7.375%, payable monthly.

(3)
In June 2016, Loma Negra signed a new loan agreement with Industrial and Commercial Bank of China (Dubai) for a total amount of USD 50,000,000 to be paid in five equal, half-yearly installments with a one-year
grace period as from the date of disbursement. Interest are accrued at a variable nominal interest rate on the basis of the LIBO rate to be paid on a quarterly basis. This loan requires the net debt / EBITDA ratio to be satisfied, which has always been satisfied from the execution of the loan. In May 2019, the Group extended the maturity dates of such loan. As of December 31, 2019, the amount pending payment under this loan was 2,141,700. During this fiscal year the Company, in accordance with the lender, has amended the loan agreement and shall pay the outstanding principal in nine payments, the first one on October 2020 of USD 5,200,000 and eight more equal quarterly payments of USD 975,000, the last due in November 2023. As of December 31, 2020, the amount pending payment under this loan was 656,390.

(4)
In May 2017, Loma Negra C.I.A.S.A. entered into a loan agreement with Industrial and Commercial Bank of China (Dubai) for USD 65,000,000 payable into five quarterly, equal and consecutive installments, with the first falling due 365 days from the date of disbursement. Interest were accrued at a variable nominal interest rate on the basis of the LIBO rate to be paid on a quarterly basis. This loan demanded satisfaction of the net debt / EBITDA ratio, which has been always satisfied. In May 2019, the Group extended the maturity dates of such loan. As of December 31, 2019, the amount pending payment under this loan was 817,340. This agreement was repaid as of December 31, 2020.

Banco Patagonia

(5)
In the course of 2019, Loma Negra entered into several
USD-denominated
agreements with Banco Patagonia; all of them were to be repaid in January and February 2020. These agreements were repaid as of December 31, 2020.

Banco Itaú

(6)
In March 2019, Loma Negra entered into a loan agreement for EUR 10,880,903 with Banco Itaú Unibanco S.A. Nassau Branch, with partial disbursements subject to the maturity dates of letters of credit, with a term of 2 years at a 4% rate with interest falling due on a half-yearly basis. As of December 31, 2020, the amount pending payment under this loan was 1,141,364.

Banco Macro S.A.

(7)
In December 2019, Loma Negra entered into a new loan agreement with Banco Macro S.A. for the amount of 1,000,000 to be repaid 15 months after execution accruing a variable nominal interest rate based on the BADLAR rate payable on a monthly basis. This agreement was repaid as of December 31, 2020.

Bank overdrafts

(8)	As of December 31, 2020, the Company maintains banks overdrafts of 17,670, accruing an average interest rate of 34%.

Ferrosur Roca S.A
.
HSBC Bank

(9)
On August 12, 2019, Ferrosur Roca S.A. entered into a loan agreement for USD 10,000,000 with Banco HSBC for a term of 365 days at an 8.75% interest rate, with interest falling due on a quarterly basis. As of December 31, 2019, the amount still outstanding under this loan was 826,455. This agreement was repaid as of December 31, 2020.

Bank overdrafts

(10)	As of December 31, 2020, Ferrosur Roca S.A. maintains banks overdrafts for 13,836, accruing an average interest rate of 34%.
The opening of borrowings by company is detailed below:

	2020	2019
Total of borrowings by company:
- Loma Negra C.I.A.S.A.	6,427,004	9,277,171
- Ferrosur Roca S.A.	13,836	3,260,682

Total	6,440,840	12,537,853

25.3 Movements of borrowings
The movements of borrowings for the fiscal year ended December 31, 2020 are disclosed below:

Balances as of January 1, 2020	12,537,853

New borrowings and financing	12,691,980
Accrued interest	1,136,649
Effects of foreign exchange rate variation	458,793
Interest payments	(2,908,836)
Principal payments	(17,475,599)

Balance as of December 31, 2020	6,440,840

As of December 31, 2020, the long-term borrowings have the following maturity schedule:

Fiscal year
2022	1,543,273
2023	326,310

Total	1,869,583